Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables
Balance at beginning of the year	R$ 1,377,209	R$ 1,428,517	R$ 1,280,088
Constitution/(reversal) of losses	41,793	21,103	209,360
Recoveries	(170,793)	(72,411)	(60,931)
Balance at the end of the year	R$ 1,248,209	R$ 1,377,209	R$ 1,428,517